Other non-financial assets (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of other non financial assets [Line Items]
Schedule of other non-financial assets
(a)	Below is presented the movement:

	Balance as of			Balance as of		Balance as of
	January 1,			December 31,		December 31,
	2021	Additions	Disposals	2021	Additions	2022
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)

Cost:
Patents and industrial property (b)	14,709	292	—	15,001	215	15,216
Rights-of-use (c)	13,720	—	—	13,720	—	13,720
Software licenses	10,814	65	(17)	10,862	75	10,937

	39,243	357	(17)	39,583	290	39,873
Accumulated amortization:
Rights-of-use (c)	8,165	718	—	8,883	705	9,588
Software licenses	4,575	929	—	5,504	936	6,440

	12,740	1,647	—	14,387	1,641	16,028

Cost, net	26,503			25,196		23,845

(b)

The copper plant project is a technological initiative of the Company to develop a viable technical and economic solution for the treatment of complex copper concentrates. This project comprises several stages of development from a laboratory level pilot to a demonstration stage.

(c)

Corresponds to the mineral servitude agreements signed with the communities surrounding the Group’s operations, through which the Group is authorized to carry out exploration, development, exploitation and general work activities.

Sociedad Minera Cerro Verde S.A.A.
Disclosure of other non financial assets [Line Items]
Schedule of other non-financial assets

	December 31, 2022	December 31, 2021
	US$(000)	US$(000)

Current
Materials and supplies	411,656	369,324
Work-in-process (WIP) (a)	200,969	170,669
Finished goods:
Copper concentrate	23,012	9,734
Copper cathode	10,976	15,708
Molybdenum concentrate	3,598	1,776
	650,211	567,211
Non-current
WIP (a)	287,218	323,828

Total inventories	937,429	891,039
(a)

WIP inventories represent mill and leach stockpiles that have been extracted from the open pit and are available for copper recovery. Based on the future mine plan production, the Company identifies the portion of inventory that is classified as current or non-current. For mill stockpiles, recovery is through milling and concentrating. For leach stockpiles, recovery is through exposure to acidic solutions that dissolve copper and deliver it in a solution to extraction processing facilities. During 2022, the Company recorded metal inventory adjustments totaling US$7.7 million associated with the write-off of certain long-term mill and leach stockpiles. No metal inventory adjustments were recorded in 2021.